Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Deferred income tax liability	$ (1,820,307)	$ (4,753,324)	$ (6,501,886)
Royalty interest [Member]
Statement [Line Items]
Deferred income tax liability	(4,159,013)	(8,090,497)	(9,053,435)
Tax loss carryforwards [Member]
Statement [Line Items]
Deferred income tax liability	2,261,886	3,212,368	2,433,008
Other [Member]
Statement [Line Items]
Deferred income tax liability	$ 76,820	$ 124,805	$ 118,541